Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Abstract]
Goodwill impairment loss	$ 420,200	$ 420,201	$ 0	$ 0